Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 386	$ 387
Long-term receivables	255	221
Derivative assets	233	274
Publicly-traded and privately-held investments	215	183
Investments	184	185
Other	82	56
Total other non-current assets	$ 1,355	$ 1,306